FAIR VALUE MEASUREMENTS (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Available-for-sale securities	¥ 372,896
Equity securities
Assets:
Available-for-sale securities	271,350	266,850
Debt securities
Assets:
Available-for-sale securities	101,546
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	271,350	266,850
Recurring | Level 2 | Interest rate swaps
Liabilities:
Derivatives		23
Recurring | Level 2 | Debt securities
Assets:
Available-for-sale securities	101,546
Recurring | Carrying Value | Interest rate swaps
Liabilities:
Derivatives		23
Recurring | Carrying Value | Equity securities
Assets:
Available-for-sale securities	271,350	266,850
Recurring | Carrying Value | Debt securities
Assets:
Available-for-sale securities	101,546
Recurring | Total Fair Value | Interest rate swaps
Liabilities:
Derivatives		23
Recurring | Total Fair Value | Equity securities
Assets:
Available-for-sale securities	271,350	266,850
Recurring | Total Fair Value | Debt securities
Assets:
Available-for-sale securities	¥ 101,546